Share - Based Compensation 2 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Options and Stock Appreciation Rights [ Member]
Weighted-average assumptions used for SARs and stock option grants issued
Expected life, in years	5 years 6 months	5 years 7 months	5 years 1 month
Risk free interest rate	0.90%	1.10%	1.60%
Dividend yield	2.50%	2.50%	2.50%
Volatility	43.30%	44.20%	46.20%
Per share fair value of SAR's and stock options granted during the year	$ 13.11	$ 9.88	$ 9.78